Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 40,355	$ 10,764
Long-term debt	49,576	$ 3,298
Interest payable	0
Operating lease obligations	0
Contractual maturities relating to undiscounted cash flows	89,931
Contractual Cash Flows [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	40,355
Long-term debt	50,412
Interest payable	6,696
Operating lease obligations	3,074
Contractual maturities relating to undiscounted cash flows	100,537
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	40,355
Long-term debt	3,830
Interest payable	2,232
Operating lease obligations	1,180
Contractual maturities relating to undiscounted cash flows	47,597
1 to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	46,410
Interest payable	4,464
Operating lease obligations	993
Contractual maturities relating to undiscounted cash flows	51,867
3 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	127
Interest payable	0
Operating lease obligations	901
Contractual maturities relating to undiscounted cash flows	1,028
More than 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	45
Interest payable	0
Operating lease obligations	0
Contractual maturities relating to undiscounted cash flows	$ 45